Commitments, contingencies and operating risks	12 Months Ended
Dec. 31, 2019
Commitments, contingencies and operating risks
Commitments, contingencies and operating risks

30.Commitments, contingencies and operating risks

Operating environment

Russia’s economy has been facing significant challenges for the past few years due to the combined effect of various geopolitical, macroeconomic and other factors. The Russian economy has demonstrated modest growth rates while the population's purchasing power has decreased. Currently, consumer spending generally remains cautious and consumer confidence is far from its peaks. The modest recovery of the Russian economy in recent years has, however, again been put at risk by a series of events in February-March 2020. The outbreak of coronavirus and associated responses from various countries around the world in early 2020 have negatively affected consumer demand across the globe and across industries, and there is the potential for coronavirus and the responses to it to cause a global recession. One immediate effect of the coronavirus outbreak was a substantial plunge in the price of crude oil due to extended factory shutdowns and a fall in air travel and road transportation. As a result, the Russian ruble has significantly and abruptly depreciated against the U.S. dollar and euro. The full scope of the negative impact that coronavirus and the abrupt decline in oil prices and resulting exchange rate drop may have on the Russian economy remains unclear but has the potential to be very significant. As a result of the challenging operating environment in Russia, the Group has experienced slower payment volume growth. Further adverse changes in economic conditions in Russia could adversely impact the Group’s future revenues and profits and cause a material adverse effect on its business, financial condition and results of operations.

Some of the Group’s agents, merchants or Tochka’s SME clients, although mostly not incorporated in Crimea, may have operations there. To date, management does not believe that any of the current sanctions as in force limit the Group’s ability to work with entities that may have operations in Crimea or operate in Crimea. Nevertheless, if  the Group is deemed to be in violation of any sanctions currently in place or if any new or expanded sanctions are imposed on Russian businesses operating in Crimea  the Group’s business and results of operations may be materially adversely affected.

Further, in  the ordinary course of the Group’s business, it may accept payments from consumers to or otherwise indirectly interact with certain entities that are the targets of U.S. and/or EU sanctions. For example, the U.S., EU and other countries have adopted a package of economic restrictive measures imposing certain sanctions on the operations of various Russian banks, including VTB Bank and Gazprombank. Some of the Group’s subsidiaries hold bank accounts at the aforementioned banks as well as have overdrafts and bank guarantees with VTB Bank. Moreover, the Group may be associated with U.S.- designated banks due to accepting payments for them from consumers in the ordinary course of business, even though the Group may not have any direct contract relationships with them.

In addition, because of the nature of the Group’s business, management does not generally identify the Group’s customers where there is no express requirement to do so under Russian anti-money laundering legislation. Therefore, management is not always able to screen them against the Specially Designated Nationals and Blocked Persons List published by OFAC and other sanctions lists.

Even if the Group is not subjected to U.S. or other economic sanctions, its participation in the Russian financial system and indirect interaction with sanctioned banks and potential interaction with designated individuals may adversely impact the Group's reputation among investors.

The Group contracts with some of international merchants in U.S. dollars and other currencies such as Euros. Recently it started to encounter difficulties in conducting such transactions, even with respect to largest and most well-known international merchants, due to the refusal of an increasing number of the Group’s U.S. relationship banks and the correspondent U.S. banks of the Group’s non-U.S. relationship banks to service U.S. dollar payments. Even though the Group still maintains a number of U.S. dollar accounts with various financial institutions, at the same time the Group is already conducting a portion of U.S. dollar transactions with international merchants in other currencies, bearing additional currency conversion costs. No assurance can be given that such institutions or their respective correspondent banks in the U.S. will not similarly refuse to process the Group’s transactions, thereby further increasing the currency conversion costs that the Group has to bear or that international merchants will agree to accept payments in any currency, but the U.S. dollar in the future. If the Group is not able to conduct transactions in U.S. dollars, it may bear significant currency conversion costs or lose some merchants who will not be willing to conduct transactions in currencies other than the U.S. dollars, and the Group’s business, financial condition and results of operations may be materially adversely affected. Management can give no assurance that similar issues would not arise with respect to the Group’s transactions in other currencies, such as the Euro, which could have similarly adverse consequences.

In recent years, the CBR has considerably increased the intensity of its supervision and regulation of the Russian banking sector. Starting October 2013, the CBR has launched a campaign aimed at cleansing the Russian banking industry, revoking the licenses from an unusually high number of banks, which resulted in turmoil in the industry, instigated bank runs on a number of Russian credit institutions, and severely undermined the trust that the Russian population had with private banks. In addition, in the course of 2017 three of Russia's largest private banks, Otkritie Bank, Binbank and Promsvyazbank, were all bailed out and taken over by the CBR. License revocations have continued throughout 2018 and early 2019, again with some major players impacted. This can be expected to result in reduced competition in the banking sector (while at the same time putting alternative payment solution providers such as itself in the position of having to predominantly compete with the government itself), increased inflation and a general deterioration of the quality of the Russian banking industry. With few exceptions (notably the state-owned banks), the Russian banking system suffers from weak depositor confidence, high concentration of exposure to certain borrowers and their affiliates, poor credit quality of borrowers and related party transactions.

As part of its business operations, the  Group provides payment processing services to a number of merchants in the betting industry. Processing payments to such merchants represents a  significant portion of the Group’s revenues. Processing such payments generally carries higher margins than processing payments to merchants in most other categories. Moreover, the repayment of winnings by such merchants to customers also serves as an important and economically beneficial Qiwi Wallet reload channel and new customer acquisition tool. The Group’s operating results will continue to depend on merchants in the betting industry and their use of the Group’s services for the foreseeable future. The betting industry is subject to extensive and actively developing regulation in Russia, as well as increasing government scrutiny. In 2016 QIWI Bank established a TSUPIS together with one of the self-regulated associations of bookmakers in order to be able to accept such payments. If any merchants engaged in the betting industry are not able or willing to comply with the Russian betting legislation or if they decide to cease their operations in Russia for regulatory reasons or otherwise or shift to another payment processor (TSUPIS), the Group would have to discontinue servicing them and would lose associated volumes and income. Moreover, if the Group is found to be in non-compliance with any of the requirements of the applicable legislation, it could not only become subject to fines and other sanctions, but could also have to discontinue to process transactions that are deemed to be in breach of the applicable rules and as a result lose associated revenue streams. Effective January 1, 2018, relevant legislation has been supplemented with the concept of government blacklisting of betting merchants that have been found to be in violation or allegedly are not in compliance with applicable Russian laws, and the requirement for credit institutions to block any payments to such blacklisted merchants.

A substantial part of the Russian population continues to rely on cash payments, rather than credit and debit card payments or electronic banking. The Group's business has developed as a network of kiosks and terminals allowing consumers to use physical currency for online payments While the Group has since largely outgrown that model, kiosks and terminals network remains a significant part of the Group's infrastructure as a reload and client acquisition channel for Qiwi Wallet.

Certain factors may further contribute to a decline in the use of kiosks and terminals, including regulatory changes, increases in consumer fees imposed by the agents and development of alternative payment channels. Based on available data, management believes that the overall number of and the use of kiosks declined substantially in 2015 versus prior years and continues to decline slightly since then. The decline in 2015 was a result, among other things, of enhanced scrutiny by the CBR over the compliance by the agents with legislation that requires them to remit their proceeds to special accounts. Other statutory requirements that could have a similar effect on the Group's business if fully enforced are the amendments to the Federal Law of the Russian Federation No. 54-FZ "On the use of cash registers in cash payments and (or) settlements with the use of payment cards", dated May 22, 2003 (as amended). In particular, the law mandates that all kiosks (subject to certain exceptions) should be equipped with new or modernized cash registers. There can be no assurance that the Group's agents are and will continue to be fully in compliance with these requirements, which could cause a further reduction of the Group kiosk network. Moreover, failure to comply with such enhanced control measures by the Group or the Group's agents could result in the CBR imposing fines or restrictions on the Group's activities.

Taxation

Russian and the CIS’s tax, currency and customs legislation is subject to varying interpretations, and changes, which can occur frequently. Management’s interpretation of such legislation as applied to the transactions and activity of the Group may be challenged by the relevant regional and federal authorities. Recent events within Russia and the CIS which are discussed below suggest that the tax authorities are taking a more assertive position in their interpretation of the legislation and assessments and as a result, it is possible that transactions and activities that have not been challenged in the past may be challenged in the future.

The Company may encounter difficulties in obtaining lower rates of Russian withholding income tax envisaged by the Russia-Cyprus double tax treaty for dividends distributed from Russia. Dividends paid by a Russian legal entity to a foreign legal entity are generally subject to Russian withholding income tax at a rate of 15%, although this tax rate may be reduced under an applicable double tax treaty. The Company intends to rely on the Russia-Cyprus double tax treaty. The tax treaty allows reduction of withholding income tax on dividends paid by a Russian company to a Cypriot company to 10% provided that the following conditions are met: (i) the Cypriot company is a tax resident of Cyprus within the meaning of the tax treaty; (ii) the Cypriot company is the beneficial owner of the dividends; (iii) the dividends are not attributable to a permanent establishment of the Cypriot company in Russia; and (iv) the treaty clearance procedures are duly performed. This rate may be further reduced to 5% if the direct investment of the Cypriot company in a Russian subsidiary paying the dividends is at least EUR 100,000. Although the Group will seek to claim treaty protection, there is a risk that the applicability of the reduced rate of 5% or 10% may be challenged by Russian tax authorities. As a result, there can be no assurance that the Company would be able to avail itself of the reduced withholding income tax rate in practice.

Specifically, Cypriot holding company may incur a 15% withholding income tax at source on dividend payments from Russian subsidiaries if the treaty clearance procedures are not duly performed at the date when the dividend payment is made. In this case the Company may seek to claim as a refund the difference between the 15% tax withheld and the reduced rate of 10% or 5% as appropriate. However, there can be no assurance that such taxes would be refunded in practice. Similar approach is applied to dividends received from Russian subsidiaries by the Company’s non-Russian subsidiaries.

Furthermore, a number of amendments had been made to the Russian tax legislation introducing, amongst others, the concept of beneficial ownership. Under this concept, double tax treaty benefits are only available to the recipient of income from Russian sources, if such recipient is the beneficial owner of the relevant income. Foreign entities that do not qualify as beneficial owners may not claim double tax treaty relief even if they are residents in a double tax treaty country. For these purposes, the beneficial owner is defined as a person holding directly, through its direct and/or indirect participation in other organizations or otherwise, the right to own, use or dispose of income, or the person on whose behalf another person is authorized to use and/or dispose of such income. In order to determine whether a foreign entity is a beneficial owner of income, it is necessary to take into account the functions performed by such foreign entity, as well as the risks borne by it. Entities are not recognized as beneficial owners of income if they have limited authorities to use or dispose income received from Russian sources, perform agency or other similar functions in favor of third parties, not taking any risks or transfer such income (either partially or in full) to third parties that are not eligible to double tax treaty benefits.

Introduction of the concept of beneficial ownership may result in the inability of the foreign companies within the Group to claim benefits under a double taxation treaty through structures which historically have benefited from double taxation treaty protection in Russia. This may be the case if the recipient of the income is not recognized as its beneficial owner, look-through approach cannot be applied or is challenged by the tax authorities. Recent court cases demonstrate that the Russian tax authorities actively challenge application of double tax treaty benefits retroactively (i.e. prior to concept of beneficial ownership was introduced in the Russian Tax Code) on the grounds that double tax treaties already include beneficial ownership requirement to allow application of reduced tax rates or exemptions. In these cases the Russian tax authorities obtained relevant information by means of information exchange with the foreign tax authorities. The imposition of additional tax liabilities as a result of the application of this rule to transactions carried out by the Group may have a material adverse effect on its business, financial condition and results of operations.

In addition, on November 27, 2017 the Federal Law No. 340-FZ introducing country-by-country reporting (“CbCR”) requirements was published. The mandatory filing of CbCR is, in general, in line with the Organization for Economic Co-operation and Development (“OECD”) recommendations within the Base Erosion and Profit Shifting (“BEPS”) initiative. The law has taken effect on the date of its official publication, and its provisions apply to financial years starting in 2017 (except for the provisions regarding the national documentation). These amendments would require multinational corporate enterprise groups with consolidated revenues of over certain threshold to submit annual CbCR, as well as certain other reporting forms detailing multinational corporate enterprises groups operations (locally and globally, respectively), as well as transfer pricing methodologies applied to intra-group transactions. Thus, if the Group reaches the reporting threshold in Russia (over RUB 50 billion), or alternatively in any other jurisdiction of presence (e.g. in Cyprus, where the Decree issued by the Cyprus Minister of Finance on December 30, 2016 introduced a mandatory CbCR for multinational enterprise groups generating consolidated annual turnover exceeding EUR 750 million) the Group may be liable to submit relevant CbCR. It is unclear at the moment how the above measures will be applied in practice by the Russian tax authorities and courts. Management does not consider the Company to be subject to CbCR requirements. However, taking into consideration the possibility of further developments in Russia as well as international legislation, the Group may become subject to the above requirements. It is important to note that the above changes and amendments to the Russian Tax Code introduced by the law do not replace already existing transfer pricing documentation requirements.

Certain other changes were introduced to the Russian Tax Code over the recent years, namely changes to types of controlled transactions subject to transfer pricing rules, increase of the VAT rate to 20%, etc.

The possibility exists that the Government may introduce additional tax-raising measures. Although it is unclear how such measures would operate, the introduction of any such measures may affect the Group’s overall tax efficiency and may result in significant additional taxes becoming payable.

On November 24, 2016, the OECD published the multilateral instrument (“MLI”) which introduces new provisions to existing double tax treaties limiting the use of tax benefits provided thereof. For example, the reduced rate on dividends provided under a double tax treaty shall be denied if the conditions for holding equity interest or shares by the time of the dividend payout are met over less than a 365-day period. Thus, when determining tax consequences several sources of legislation will now need to be considered, namely the domestic tax law, double tax treaties and MLI provisions, which have been adopted by states-parties to the relevant double tax treaty. To date the MLI has not been ratified by Russia. The draft law on ratification of the MLI has been submitted to the Russian State Duma (the low chamber of the parliament). However, it is likely that the application of the double tax treaties, which Russia is a party to, i.e.the double tax treaty between Russia and Cyprus, will be significantly limited by the MLI.

There can be no assurance that the Russian Tax Code will not be changed in the future in a manner adverse to the stability and predictability of the tax system. These factors, together with the potential for state budget deficits, raise the risk of the imposition of additional taxes on the Group. The introduction of new taxes or amendments to current taxation rules may have a substantial impact on the overall amount of the Group’s tax liabilities. There is no assurance that it would not be required to make substantially larger tax payments in the future, which may adversely affect the Group’s business, financial condition and results of operations.

In its decision No 138-0 dated July 25, 2001, the Constitutional Court of the Russian Federation, or the Constitutional Court, introduced the concept of “a taxpayer acting in a bad faith” without clearly stipulating the criteria for it. Although this concept is not defined in Russian tax law, it has been used by the tax authorities to deny, for instance, the taxpayer’s right to obtain tax deductions and benefits provided by the tax law. The tax authorities and courts often exercise significant discretion in interpreting this concept in a manner that is unfavorable to taxpayers.

The concept of “unjustified tax benefit” was formulated in Resolution No. 53 issued by the Plenum of the Supreme Arbitrazh Court of the Russian Federation in 2006. The concept is defined in the resolution mainly by reference to specific examples of tax benefits obtained as a result of a transaction that has no reasonable business purpose and which may lead to disallowance of their application.

On July 19, 2017 anti-avoidance provisions were introduced into the Russian Tax Code and the Article 54.1 of the Russian Tax Code was adopted. These provisions provide for two specific criteria that should be met simultaneously to entitle a taxpayer to reduce the tax base or the amount of tax: (i) the main purpose of the transaction (operation) is not a non-payment (incomplete payment) and (or) offset (refund) of the amount of tax; and (ii) the obligation under the transaction (operation) is executed by a person who is a party to a contract entered into with the taxpayer and / or a person to whom the obligation to execute a transaction (operation) was transferred under a contract or law. The Russian Tax Code specifically indicates that signing of primary documents by an unidentified or unauthorized person, violation by the counterparty of tax legislation, the possibility to obtain the same result by a taxpayer by entering into other transactions not prohibited by law cannot be considered in itself as a basis for recognizing the reduction of the tax base or the amount of tax unlawful. However, application of these criteria is still under consideration of the tax authorities, therefore, no assurance can be given that positions of taxpayers will not be challenged by the Russian tax authorities. Anti-avoidance provisions stipulated in the Article 54.1 of the Russian Tax Code are applied starting from August 19, 2017, yet may be applied to prior periods if benefit taxpayers. The Russian Ministry of Finance in its recent letter stated that the concept expressed in Resolution No. 53 and evolved in the relevant court practice should not be applied by the Russian tax authorities in the course of tax audits following enactment of the Article 54.1 of the Russian Tax Code. However, as of the date of this annual report, no assurance can be given that later the Russian tax authorities would not rely on the court-based version of the concept or even both ones, which may result in a higher tax burden of taxpayers. In addition to the usual tax burden imposed on Russian taxpayers, these conditions complicate tax planning and related business decisions. This uncertainty could possibly expose the Group to significant fines and penalties and to enforcement measures, despite the best efforts at compliance, and could result in a greater than expected tax burden.

The existing Russian transfer pricing rules became effective from January 1, 2012. Under these rules the Russian tax authorities are allowed to make transfer-pricing adjustments and impose additional tax liabilities in respect of certain types of transactions (“controlled” transactions). The list of the “controlled” transactions includes transactions with related parties (with several exceptions such as guarantees between Russian non-banking organizations and interest-free loans between Russian related parties) and certain types of cross border transactions. Starting from 2019 transactions between Russian tax residents will be controlled only if the amount of income from the transactions between these parties within one year exceeds RUB 1 billion and at the same time one of the conditions stipulated in Article 105.14 of Russian Tax Code (e.g., the parties to the transaction apply different corporate income tax rates) is met. Certain other transactions, such as foreign trade transactions in commodities traded on global exchanges, transactions with parties from blacklisted countries, transactions between related parties under participation of the independent intermediary, as well as transactions between the Russian tax resident and foreign tax resident (related parties) remain under control in case the amount of income from transactions between these parties within one year exceeds RUB 60 million threshold. The new rules apply to transactions, under which income (expenses) from such controlled transactions are recognised after January 1, 2019. As a side effect, the Russian tax authorities who are entitled to perform tax audits of Russian taxpayers with focus on compliance with existing transfer pricing legislation will no longer be involved in tax audit of transactions between Russian parties due to increased limits on transactions between Russian tax residents but they will be able to pay more attention to cross-border transactions.

The burden of proving market prices, as well as keeping specific documentation, lies with the taxpayers. In certain circumstances, the Russian tax authorities may apply the transfer pricing rules and methods in cases where the rules are formally not applicable, claiming additional tax charges calculated using the transfer rules but based on other tax concepts (e.g. unjustified tax benefit, lack of economic justification of expenses, etc.).

It is therefore possible that the Group entities established in Russia may become subject to transfer pricing tax audits by tax authorities in the foreseeable future. Due to the uncertainty and lack of established practice of application of the Russian transfer pricing legislation the Russian tax authorities may challenge the level of prices applied by the Group under the “controlled” transactions (including certain intercompany transactions) or challenge the methods used to prove prices applied by the Group, and as a result accrue additional tax liabilities. If additional taxes are assessed with respect to these matters, they could have a material adverse effect on the Group’s business, financial condition and results of operations.

Following the global trend on increase of substance requirements in various jurisdictions, starting from 2019 certain jurisdictions (including traditional offshore jurisdictions) implement legislation that requires companies registered in the relevant offshore jurisdiction to maintain actual substance on the territory of such jurisdictions, which may include, amongst others, the qualified personnel, premises located in the particular jurisdiction, reasonable expenses to support daily operation of the company.

It cannot be excluded that the Group might be subject to additional costs and/or tax liabilities resulted from the said requirements, which could have a material adverse effect on the Group’s business, financial condition and results of operations.

Risk of cybersecurity breach

The Group stores and/or transmits sensitive data, such as credit or debit card numbers, mobile phone numbers and other identification data, and the Company has ultimate liability to its customers for the failure to protect this data. The Company has experienced breaches of its security by hackers in the past, and breaches could occur in the future. In such circumstances, the encryption of data and other protective measures have not prevented unauthorized access and may not be sufficient to prevent future unauthorized access. For example, in January 2014 the Group has discovered certain unauthorized activity in a number of wallet accounts. Although management does not believe that any confidential customer account data was compromised as a result of the activity, the Company incurred a loss of RUB 88 million. Rapida LTD (prior to its merger with and into QIWI Bank) also experienced several security breaches prior to acquisition of the company. Any future breach of the system, including through employee fraud, may subject the Company to material losses or liability, including fines and claims for unauthorized purchases with misappropriated credit or debit card information, identity theft, impersonation or other similar fraud claims. A misuse of such sensitive data or a cybersecurity breach could harm the Group’s reputation and deter clients from using electronic payments as well as kiosks and terminals generally and any of the Group’s services specifically, increase operating expenses in order to correct the breaches or failures, expose the Group to uninsured liability, increase risk of regulatory scrutiny, subject the Group to lawsuits, result in the imposition of material penalties and fines by state authorities and otherwise materially adversely affect the Group’s business, financial condition and results of operations.

Risk assessment

The Group’s management believes that its interpretation of the relevant legislation is appropriate and is in accordance with the current industry practice and that the Group’s currency, customs, tax and other regulatory positions will be sustained. However, the interpretations of the relevant authorities could differ and the maximum effect of additional losses, if the authorities were successful in enforcing their different interpretations, could be significant, and amount up to RUB 3 billion that was assessed by the Group as of December 31, 2019 (RUB 2.7 billion as of December 31, 2018).

Insurance policies

The Group holds no insurance policies in relation to its assets, operations, or in respect of public liability or other insurable risks. There are no significant physical assets to insure. Management has considered the possibility of insurance of business interruption in Russia, but the cost of it outweighs the benefits in management’s view.

Legal proceedings

In the ordinary course of business, the Group is subject to legal actions and complaints. Management believes that the ultimate liability, if any, arising from such actions or complaints will not have a material adverse effect on the financial condition or the results of future operations of the Group.

Know-your-client requirements in Russia

The Group’s business is currently subject to know-your-client requirements established by Federal Law of the Russian Federation No. 115‑FZ “On Combating the Legalization (Laundering) of Criminally Obtained Income and Funding of Terrorism”, dated August 7, 2001, as amended, or the Anti-Money Laundering Law. Based on the Anti-Money Laundering Law management distinguishes three types of consumers based on their level of identification, being anonymous, identified through a simplified procedure and fully identified. All these types of consumers face varying monetary and non-monetary restrictions in terms of the transactions they may perform and electronic money account balances they may hold, with fully identified consumers enjoying the most privileges. The restrictions on usage of anonymous e-wallets have been increasing lately including limitations on cash withdrawal and cash top up of anonymous e-wallets. The key difference between the simplified and the full identification procedures is that the simplified identification can be performed remotely. The remote identification requires the verification of certain data provided by consumers against public databases. Albeit the Group performs all necessary steps to collect data and performs the relevant identification procedures either personally or through such or additional public databases, the Group cannot guarantee that it will be able to collect all necessary data to perform the identification procedure in full or that the data the users provide it for the purposes of identification will not contain any mistakes or misstatements and will be correctly matched with the information available in the governmental databases. At the end of 2017, a new law was enacted enabling "full" identification performed remotely as well, to the extent the relevant individual has previously undergone identification by an eligible credit institution and has consented for his data to be included in a database; however, as of the date of this  report such identification method has not been fully developed either. Thus, the current situation could cause the Group to be in violation of the identification requirements. In case management is forced not to use the simplified identification procedure until the databases are fully running or in case the identification requirements are further tightened, it could negatively affect the number of consumers and, consequently, volumes and revenues. Additionally, Russian anti-money laundering legislation is in a constant state of development and is subject to varying interpretations. If the Group is found to be in non-compliance with any of its requirements, it could not only become subject to fines and other sanctions, but could also have to discontinue to process operations that are deemed to be in breach of the applicable rules and lose associated revenue streams.

Pledge of assets

As of December 31, 2019, the Group pledged debt securities (government bonds) with the carrying amount of 3,628 and cash deposit with the carrying amount of 33 (December 31, 2018 - 1,445 and nil correspondingly) as collateral for bank guarantees issued on Group’s behalf to its major  partners and also pledged debt securities with the carrying amount of 203 (December 31, 2018 - 484) to CBR.

Guarantees issued

The Group issues financial and performance guaranties to non-related parties for the term up to five years at market rate. The amount of guaranties issued as of December 31, 2019 is 8,545 (as of December 31, 2018 – 1,260).

Credit related commitments

The primary purpose of these instruments is to ensure that funds are available to a customer as required. Commitments to extend credit represent unused portions of credit limits of instalment card loans of both activated and not activated customers. Commitments to extend credit are contingent upon customers firstly activating their credit limits and further maintaining specific credit standards. Since the year 2019 the Group started to cancel the credit offer and cut the limits if customer didn't use the card within 120 days. Outstanding credit limits are possible to be used including credit limits not yet activated by the customers and related commitments as at December 31, 2019 comprised RUB 26.8 billion (RUB 30.1 billion rubles as of December 31, 2018).

The amounts of credit limits comprise the maximum exposure to credit risk regarding credit related commitments. An analysis of changes in the ECL allowances due to change in corresponding gross carrying amounts for the years ended December 31 was the following:

	2018	2019
ECL allowance as of January 1,	(111)	(84)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	27	(14)
Amounts written off	—	—
ECL allowance as of December 31,	(84)	(98)

The total outstanding contractual amount of unused limits on contingencies and commitments liability does not necessarily represent future cash requirements, as these financial instruments may expire or terminate without being funded. In accordance with instalment card service conditions the Group has a right to refuse the issuance, activation, reissuing or unblocking of an instalment card, and is providing an instalment card limit at its own discretion and without explaining its reasons. The Group also has a right to increase or decrease a credit card limit at any time without prior notice.